Senior secured term loan facility and warrants - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022
Senior Secured Term Loans
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 111,200	$ 111,200
Borrowings, interest rate	1679.00%	1679.00%
Interest expense on borrowings	$ 4,480	$ 9,020
Cash and cash equivalents, minimum quarterly balance	60,000	60,000
Convertible loans, long-term	97,356	97,356	$ 97,240
Oak Tree And Owl Rock Warrant Obligations
Disclosure of detailed information about borrowings [line items]
Deerfield warrant obligation, change in fair value income	(39)	617
Warrant Obligation, Fair Value	$ 378	$ 378	$ 995